Subsequent Events - Additional Information (Detail) - USD ($)	Aug. 19, 2024	Aug. 06, 2024	Jul. 25, 2024	Jul. 26, 2022	May 31, 2019
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 700,000,000		$ 400,000,000
Investment ownership interest					7.20%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchase program, authorized amount			$ 700,000,000
Share repurchase programm effective date of expiry		May 31, 2025
Subsequent Event [Member] | S2024Q3Dividends [Member]
Subsequent Event [Line Items]
Dividend per share declared	$ 0.6
Dividend record date	Sep. 09, 2024
Dividend common stock cash	$ 100,000,000
Wholly Owned Subsidiary Of East Buy [Member] | Employee of the Company and Senior Management of the Subsidiary [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Undistributed profits distributable			$ 17,910
Mr Dong [Member] | Subsequent Event [Member] | Disposal Agreement [Member]
Subsequent Event [Line Items]
Investment ownership interest			100.00%
Proceeds From Sale Of Equity Method Invstments			$ 10,576,000